FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

5.FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value.

Level 1  —  Quoted prices in active markets for identical assets or liabilities.

Level 2  —  Inputs, other than quoted prices in active markets, that are observable either directly or indirectly.

Level 3  —  Unobservable inputs that reflect the Company’s own assumptions incorporated into valuation techniques. These valuations require significant judgment.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. When there is more than one input at different levels within the hierarchy, the fair value is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Assessment of the significance of a particular input to the fair value measurement in its entirety requires substantial judgment and consideration of factors specific to the asset or liability. Level 3 inputs are inherently difficult to estimate. Changes to these inputs can have significant impact on fair value measurements. Assets and liabilities measured at fair value using Level 3 inputs are based on one or more of the following valuation techniques: market approach, income approach or cost approach. There were no transfers between fair value measurement levels during the three fiscal quarters ended October 2, 2021 or September 26, 2020.

Assets and liabilities measured at fair value on a nonrecurring basis

The Company’s non-financial assets such as goodwill, intangible assets and property and equipment are measured at fair value upon acquisition or remeasured to fair value when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 2 and Level 3 inputs.

Assets and liabilities measured at fair value on a recurring basis

On May 31, 2019 (the “Acquisition Date”), Latham Pool Products acquired Narellan Group Pty Limited and its subsidiaries (collectively “Narellan”) for a total purchase price of $35.2 million (the “Narellan Acquisition”). In connection with the Narellan Acquisition, consideration paid included $20.2 million in cash, $7.6 million in equity consideration and $7.4 million of contingent consideration as of the Acquisition Date. The Company agreed to pay the contingent consideration in the form of cash and equity consideration to the seller if certain EBITDA targets were achieved for any of the trailing twelve months periods ended December 31, 2019, June 30, 2020 or the year ended December 31, 2020 (the “Contingent Consideration”). The fair value of the Contingent Consideration at the Acquisition Date was $7.4 million. On September 25, 2020, the Company amended the terms of the Narellan Share Purchase Agreement and settled the Contingent Consideration with the selling shareholders of Narellan based upon estimated EBITDA for the year ended December 31, 2020.

The fair value of the Company’s Contingent Consideration was measured and recorded on the condensed consolidated balance sheets using Level 3 inputs because it was valued based on unobservable inputs and other estimation techniques due to the absence of quoted market prices. The Company valued the Contingent Consideration using a Monte Carlo simulation, which relied on management’s projections of EBITDA and the estimated probability of achieving such targets.

Estimates of fair value are subjective in nature, involve uncertainties and matters of significant judgment, and are made at a specific point in time. Thus, changes in key assumptions from period to period could significantly affect the estimate of fair value.

Pension Plan

The fair value of the benefit plan assets related to the Company’s pension plan was historically measured and recorded on the condensed consolidated balance sheets using Level 2 inputs. During the fiscal quarter ended September 26, 2020, the Company terminated its defined benefit pension plan.

Fair value of financial instruments

The Company considers the carrying amounts of cash, trade receivables, prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities, to approximate fair value due to the short-term maturities of these instruments.

Term loan

The term loan is carried at amortized cost; however, the Company estimates the fair value of the term loan for disclosure purposes. The fair value of the term loan is determined using inputs based on observable market data of a non-public exchange using, which are classified as Level 2 inputs. The following table sets forth the carrying amount and fair value of the term loan (in thousands):

	October 2, 2021		December 31, 2020
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Term loan	$234,201	$235,372	$221,496	$221,081

Interest rate swap

The Company estimates the fair value of the interest rate swap (see Note 8) on a quarterly basis using Level 2 inputs, including the forward LIBOR curve. The fair value is estimated by comparing (i) the present value of all future monthly fixed rate payments versus (ii) the variable payments based on the forward LIBOR curve. As of October 2, 2021 and December 31, 2020, the Company’s interest rate swap liability was $0.6 million and $0.3 million, respectively, which was recorded within other long-term liabilities on the condensed consolidated balance sheets.

5.FAIR VALUE MEASUREMENTS

Assets and liabilities measured at fair value on a nonrecurring basis

The Company’s non-financial assets such as goodwill, intangible assets and property and equipment are measured at fair value upon acquisition or remeasured to fair value when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 2 and Level 3 inputs.

Assets and liabilities measured at fair value on a recurring basis

The fair value of the Company’s Contingent Consideration is measured and recorded on the consolidated balance sheets using Level 3 inputs because it is valued based on unobservable inputs and other estimation techniques due to the absence of quoted market prices. The Company values the Contingent Consideration using a Monte Carlo simulation, which relies on management’s projections of EBITDA and the estimated probability of achieving such targets.

Estimates of fair value are subjective in nature, involve uncertainties and matters of significant judgment, and are made at a specific point in time. Thus, changes in key assumptions from period to period could significantly affect the estimate of fair value.

The following table presents a reconciliation of the Company’s Contingent Consideration measured and recorded at fair value on a recurring basis as of December 31, 2019, using significant unobservable inputs (Level 3) (in thousands):

Fair Value
Balance as of May 31, 2019	$7,428
Change in fair value of Contingent Consideration	1,441
Foreign currency translation adjustment	109
Balance as of December 31, 2019	8,978
Change in fair value of Contingent Consideration	(204)
Foreign currency translation adjustment	58
Payment of Contingent Consideration and issuance of common stock (see Note 3)	(8,832)
Balance as of September 25, 2020	$—

The Monte Carlo simulation utilized the following unobservable inputs to determine the fair value of the Contingent Consideration as of December 31, 2019:

Year Ended
December 31, 2019
EBITDA risk adjustment	17.30%
Annual EBITDA volatility	55.00%
Risk-free rate of return	2.10%

The fair value of the benefit plan assets is measured and recorded on the Company’s consolidated balance sheets using Level 2 inputs. The fair value of the Company’s plan assets was $1.3 million as of December 31, 2019. During the year ended December 31, 2020, the Company terminated its defined benefit pension plan (see Note 15).

Fair value of financial instruments

The Company considers the carrying amounts of cash, trade receivables, prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities, to approximate fair value due to the short-term maturities of these instruments.

Term loan

The term loan is carried at amortized cost; however, the Company estimates the fair value of the term loan for disclosure purposes. The fair value of the term loan is determined using inputs based on observable market data of a non-public exchange using, which are classified as Level 2 inputs. The following table sets forth the carrying amount and fair value of the term loan (in thousands):

	December 31,
	2019		2020
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Term loan	$223,223	$220,712	$221,496	$221,081

Interest rate swap

The Company estimates the fair value of the interest rate swap (see Note 9) on a quarterly basis using Level 2 inputs, including the forward LIBOR curve. The fair value is estimated by comparing (i) the present value of all future monthly fixed rate payments versus (ii) the variable payments based on the forward LIBOR curve. As of December 31, 2019 and 2020, the Company’s interest rate swap liability was $0 and $0.3 million, which was recorded within other long-term liabilities on the consolidated balance sheets.